SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
Earnings Per Common Share:
Net income (in dollars)	$ 3,356,061	$ 4,064,501
Basic weighted average shares outstanding	7,227,642	7,632,662
Diluted weighted average shares outstanding	7,227,642	7,632,662
Basic and diluted earnings per share (in dollars per share)	$ 0.46	$ 0.53
Operating Segments:
Number of operating segments	1
Number of reportable segments	1